Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Concentration risk
Schedule of sales concentration

Percent of Sales
Long-term contracts method	78%
Other method	22%
Total	100%

Schedule of classification of inventories

	March 31
	2012	2011
Raw materials	$122,072	$97,942
Work/Contracts in process	53,018	53,499
Finished goods	83,405	90,587
Net inventories	$258,495	$242,028

Schedule of weighted-average outstanding shares used in calculation of basic earnings per share to diluted earnings per share

	Years Ended March 31
	2012	2011	2010
Basic EPS shares outstanding	32,874	33,275	32,851
Dilutive effect of stock-based awards	238	340	477
Dilutive effect of contingently issuable shares	—	—	134
Diluted EPS shares outstanding	33,112	33,615	33,462

Shares excluded from the calculation of diluted EPS because the option exercise/threshold price was greater than the average market price of the common shares	5	5	—

Schedule of components of accumulated OCI, net of income taxes

	March 31
	2012	2011
Derivatives	$3,416	$30,099
Pension and other postretirement benefit liabilities	(915,010)	(818,416)
Available-for-sale securities	996	1,240
Total accumulated other comprehensive loss	$(910,598)	$(787,077)

Summary of pre-tax activity in OCI related to derivatives

	Years Ended March 31
	2012	2011	2010
Beginning of period unrealized gain in accumulated OCI	$49,407	$65,582	$—
Net (decrease) increase in fair value of derivatives	(24,424)	26,491	79,431
Net gains reclassified from OCI, offsetting the price paid to suppliers	(19,319)	(42,666)	(13,849)
End of period unrealized gain in accumulated OCI	$5,664	$49,407	$65,582

Concentration risk by sales | Customer concentration
Concentration risk
Schedule of sales concentration

	Percent of Sales For Fiscal Years Ended:
	2012	2011	2010
U.S. Army	28%	30%	28%
U.S. Navy	12%	11%	11%
NASA	10%	13%	18%
U.S. Air Force	6%	7%	7%
Other U.S. Government customers	9%	7%	5%
Total U.S. Government customers	65%	68%	69%
Commercial and foreign customers	35%	32%	31%
Total	100%	100%	100%